Common Stock Repurchases- Additional Information (Detail)	Jan. 31, 2003	Jan. 31, 2001
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		300,000
Stock Repurchase Program Percentage Of Shares Authorized To Be Repurchased	5.00%